Schedule of Investments (unaudited) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

United States — 16.3%
Ajax Mortgage Loan Trust , Series 2017-D, Class A, 3.75%, 12/25/57(a)	USD	155	$155,949
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.28%, 10/15/27(a)(b)		500	470,954
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 01/28/31(a)(b)		1,000	906,451
Apidos CLO XVIII, Series 2018-18A, Class E, (3 mo. LIBOR US + 5.70%), 5.96%, 10/22/30(a)(b)		1,000	867,293
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.47%, 07/18/27(a)(b)		500	441,315
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.43%, 10/15/30(a)(b)		250	221,517
CarVal CLO II Ltd.(a)(b)
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.42%, 04/20/32		250	249,995
Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		250	238,776
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(b)		300	278,002
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.84%, 06/09/30(a)(b)		950	934,319
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DR, (3 mo. LIBOR US + 3.00%), 3.27%, 10/20/28(a)(b)		1,000	938,574
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 2.65%, 11/15/32(b)		1,027	952,013
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(c)		2,500	2,586,789
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(d)		1,000	1,043,761
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 6.05%, 05/25/36(d)		475	490,100
Deutsche Financial Capital Securitization LLC, Series 1998-I, Class M, 6.80%, 04/15/28		644	664,170
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		550	534,843
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.29%, 12/25/36(b)		588	363,059
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.68%, 11/15/26(a)(b)		750	727,282
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.93%, 10/29/29(a)(b)		500	455,210
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		1,743	1,541,369
Long Beach Mortgage Loan Trust(b)
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36		1,013	626,078
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 08/25/36		1,604	840,653
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/36		1,604	857,521
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36		1,458	672,500
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.52%, 01/20/29(a)(b)		550	532,412

Security		Par (000)	Value

United States (continued)
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.97%, 04/20/26(a)(b)	USD	1,000	$987,920
Madison Park Funding XXX Ltd., Series 2018-30X, Class E, 5.23%, 04/15/29(c)		250	205,261
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.16%, 04/30/32(a)(b)		250	235,563
Merrill Lynch Mortgage Investors Trust, Series 2006- OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.41%, 08/25/37(b)(e)		1,527	822,518
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(c)		750	750,149
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 3.33%, 10/15/29(a)(b)		1,000	946,930
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.27%, 10/18/28(a)(b)		250	239,022
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.28%, 01/15/29(a)(b)		1,000	945,741
Palmer Square Loan Funding Ltd.(a)
Series 2018-4A, Class C, (3 mo. LIBOR US + 2.55%), 2.83%, 11/15/26(b)		1,800	1,641,669
Series 2019-2A, Class C, 3.52%, 04/20/27(c)		1,100	1,011,654
Park Avenue Institutional Advisers CLO Ltd., Series 2016- 1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.11%, 08/23/31(a)(b)		500	426,788
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 2.97%, 07/20/28(a)(b)		500	467,952
Rockford Tower CLO Ltd.(a)
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(b)		1,000	935,639
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.92%, 10/20/30(b)		420	389,624
Series 2017-3A, Class SUB, 0.00%, 10/20/30		250	122,326
Series 2018-1A, Class SUB, 0.00%, 05/20/31		250	118,768
Series 2018-2A, Class SUB, 0.00%, 10/20/31		250	116,584
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.02%, 07/17/31(a)(b)		250	220,428
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.78%, 01/15/31(a)(b)		1,000	901,999
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.99%, 07/25/31(a)(b)		250	219,485
West CLO Ltd., Series 2013-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.89%, 11/07/25(a)(b)		1,000	968,343
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)		250	239,634

Total Asset-Backed Securities — 16.3% (Cost: $33,028,625)			31,504,902

		Shares

Common Stocks

United States — 0.3%
CA Resources Corp.(e)		13,612	176,956
Caesars Entertainment, Inc.(f)		4,060	227,604

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Pioneer Energy Services Corp.(f)(g)		1,580	$61,356
Service Properties Trust		3,000	23,850

Total Common Stocks — 0.3% (Cost: $391,187)			489,766

		Par (000)

Corporate Bonds

Argentina — 0.5%
Genneia SA, 8.75%, 01/20/22(a)	USD	347	268,599
Stoneway Capital Corp.(f)(h)
10.00%, 03/01/27(a)		955	383,952
10.00%, 03/01/27		338	136,057
YPF SA
8.75%, 04/04/24(a)		79	63,595
8.50%, 07/28/25		240	172,425

			1,024,628

Australia — 0.2%
FMG Resources August 2006 Pty Ltd.(a)
4.75%, 05/15/22		19	19,451
5.13%, 03/15/23		12	12,522
5.13%, 05/15/24		19	20,283
4.50%, 09/15/27		15	16,013
Santos Finance Ltd., 5.25%, 03/13/29		200	220,211

			288,480

Brazil — 3.4%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(i)		349	351,290
Centrais Eletricas Brasileiras SA(a)
3.63%, 02/04/25		706	703,352
4.63%, 02/04/30		333	332,168
Gol Finance SA, 7.00%, 01/31/25(a)		1,000	697,019
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		276	290,921
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/30(a)		31	33,743
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		557	578,584
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)		615	590,880
Petrobras Global Finance BV(k)
5.30%, 01/27/25		630	682,841
8.75%, 05/23/26		659	823,956
6.00%, 01/27/28		374	414,130
5.60%, 01/03/31		447	477,490
Suzano Austria GmbH, 3.75%, 01/15/31		125	124,875
Ultrapar International SA, 5.25%, 06/06/29(a)		324	336,454
Vale Overseas Ltd., 3.75%, 07/08/30		180	184,905

			6,622,608

Canada — 1.3%
1011778 BC ULC/New Red Finance, Inc.(a)
5.00%, 10/15/25		9	9,228
3.88%, 01/15/28		19	19,357
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		327	329,755
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(g)		1,059	796,020

Security		Par (000)	Value

Canada (continued)
Mattamy Group Corp., 5.25%, 12/15/27(a)	USD	12	$12,330
NOVA Chemicals Corp., 5.25%, 06/01/27(a)(k)		1,495	1,407,169

			2,573,859

Chile(a) — 0.2%
Latam Finance Ltd., 6.88%, 04/11/24(f)(h)		645	238,851
VTR Comunicaciones SpA, 5.13%, 01/15/28		200	206,119

			444,970

China — 4.7%
21Vianet Group, Inc., 7.88%, 10/15/21		200	204,250
Central China Real Estate Ltd.
6.75%, 11/08/21		—	—
7.25%, 08/13/24		200	193,500
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		200	200,000
8.60%, 04/08/24		200	185,188
China Aoyuan Group Ltd., 6.35%, 02/08/24		200	198,500
China Evergrande Group
11.50%, 01/22/23		200	177,313
4.25%, 02/14/23	HKD	4,000	479,713
China SCE Group Holdings Ltd.
7.45%, 04/17/21	USD	300	301,467
7.25%, 04/19/23		200	203,062
China Shuifa Singyes Energy Holdings Ltd., (2.00% Cash or 4.00% PIK), 6.00%, 12/19/22(j)		291	265,015
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	200,687
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	221,750
Easy Tactic Ltd.
9.13%, 07/28/22		200	185,750
8.63%, 02/27/24		200	171,688
Excel Capital Global Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(i)(l)		200	202,432
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		200	198,813
11.75%, 04/17/22		200	204,875
Fortune Star BVI Ltd., 6.85%, 07/02/24		300	309,000
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.08%, 09/26/21(b)		200	197,000
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	198,063
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	206,437
Hilong Holding Ltd., 8.25%, 09/26/22(f)(h)		200	99,750
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	196,063
Kaisa Group Holdings Ltd.
11.50%, 01/30/23		200	203,812
9.38%, 06/30/24		200	187,750
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	205,562
Logan Group Co. Ltd., 6.50%, 07/16/23		200	203,687
Powerlong Real Estate Holdings Ltd.
6.95%, 04/17/21		300	301,473
7.13%, 11/08/22		200	206,000
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	37,625
Ronshine China Holdings Ltd.
8.75%, 10/25/22		200	203,500
8.95%, 01/22/23		200	204,375
Scenery Journey Ltd., 11.50%, 10/24/22		435	393,675
Seazen Group Ltd., 6.00%, 08/12/24		200	199,000
Sunac China Holdings Ltd., 6.65%, 08/03/24		300	288,730
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	192,750

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Yango Justice International Ltd., 8.25%, 11/25/23	USD	200	$200,187
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	200,494
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,500
Yuzhou Group Holdings Co. Ltd., 7.70%, 02/20/25		300	301,500
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	200,000
Zhenro Properties Group Ltd., 9.15%, 03/08/22		200	206,750

			9,146,686

Colombia — 0.3%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		505	504,293

Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(k)		928	825,918

France — 2.3%
Altice France SA
2.50%, 01/15/25	EUR	200	223,352
2.13%, 02/15/25		100	110,503
Arkema SA, (5 year EUR Swap + 2.87%), 2.75%(i)(l)		500	598,096
AXA SA, (3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54(i)	GBP	350	557,602
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	100	114,157
BNP Paribas SA, (5 year USD Swap + 1.48%), 4.38%, 03/01/33(i)(k)	USD	800	891,254
BPCE SA, 5.15%, 07/21/24(a)(k)		600	672,014
Credit Agricole SA, (5 year USD Swap + 1.64%), 4.00%, 01/10/33(a)(i)		750	822,887
Credit Mutuel Arkea SA, 3.38%, 03/11/31	EUR	200	269,914
Orano SA, 2.75%, 03/08/28		100	115,686
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(b)		100	113,723

			4,489,188

Germany — 1.9%
ADLER Real Estate AG, 3.00%, 04/27/26		100	114,900
ADO Properties SA, 3.25%, 08/05/25		200	236,336
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		100	107,760
HeidelbergCement Finance Luxembourg SA, 2.50%, 10/09/24		75	94,599
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(j)		100	117,461
Infineon Technologies AG, 1.13%, 06/24/26		100	120,733
KION Group AG, 1.63%, 09/24/25		200	234,678
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(i)		600	747,347
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		200	228,346
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25		100	118,103
Summit Properties Ltd., 2.00%, 01/31/25		100	110,278
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		100	119,296
thyssenkrupp AG
1.88%, 03/06/23		185	202,371
2.88%, 02/22/24		364	400,205
Vertical Midco GmbH
4.38%, 07/15/27		100	119,062
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(b)		115	135,161
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	200	207,853

Security		Par (000)	Value

Germany (continued)
ZF Finance GmbH
3.00%, 09/21/25	EUR	100	$114,017
3.75%, 09/21/28		100	113,434

			3,641,940

Guatemala(a) — 0.6%
Central American Bottling Corp., 5.75%, 01/31/27(k)	USD	626	648,725
Energuate Trust, 5.88%, 05/03/27		503	522,334

			1,171,059

Hong Kong — 0.1%
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	198,500
Pearl Holding III Ltd., 9.50%, 12/11/22		200	48,375

			246,875

India — 0.8%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	208,312
Greenko Dutch BV, 5.25%, 07/24/24		200	203,437
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	207,875
Muthoot Finance Ltd., 6.13%, 10/31/22(a)		200	203,063
ReNew Power Synthetic, 6.67%, 03/12/24		200	206,250
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22		200	188,063
Vedanta Resources Ltd., 7.13%, 05/31/23		500	381,875

			1,598,875

Indonesia — 0.4%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		132	96,354
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	193,438
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	79,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49		200	220,312
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	174,875

			764,729

Ireland — 0.1%
Bank of Ireland Group PLC, (5 year CMT + 2.50%), 4.13%, 09/19/27(i)		200	198,833

Israel — 0.1%
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		215	221,450

Italy — 1.8%
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(i)	EUR	500	674,891
Autostrade per l’Italia SpA, 5.88%, 06/09/24		100	130,142
Buzzi Unicem SpA, 2.13%, 04/28/23		100	122,244
International Game Technology PLC, 4.75%, 02/15/23		100	119,297
Rossini Sarl, 6.75%, 10/30/25		200	246,332
Sisal Group SpA, 7.00%, 07/31/23		69	81,396
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	385	458,150
Telecom Italia SpA
1.13%, 03/26/22(m)	EUR	100	116,282
4.00%, 04/11/24		100	124,280
UniCredit SpA
6.57%, 01/14/22(a)(k)	USD	700	742,853
(5 year EUR Swap + 2.40%), 2.00%, 09/23/29(i)	EUR	600	663,020

			3,478,887

Japan — 0.2%
SoftBank Group Corp.
4.00%, 04/20/23		200	242,228
4.75%, 07/30/25		100	124,866

			367,094

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Jersey — 0.2%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(j)	EUR	240	$282,795

Lithuania — 0.2%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	429	306,735

Luxembourg — 0.2%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	112,192
ArcelorMittal SA, 1.75%, 11/19/25		100	115,586
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22		100	108,100
Summer BC Holdco B Sarl, 5.75%, 10/31/26		100	114,923

			450,801

Macau — 0.1%
Wynn Macau Ltd., 5.50%, 01/15/26	USD	200	197,100

Mauritius — 0.1%
HTA Group Ltd., 7.00%, 12/18/25(a)		200	208,500
Neerg Energy Ltd., 6.00%, 02/13/22		—	—

			208,500

Mexico — 2.2%
BBVA Bancomer SA, 1.88%, 09/18/25(a)		555	542,235
Cemex SAB de CV, 3.13%, 03/19/26	EUR	200	234,856
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	444	496,259
Cydsa SAB de CV, 6.25%, 10/04/27(a)(k)		800	806,250
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		400	366,250
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		460	515,775
Petroleos Mexicanos, 5.35%, 02/12/28		119	102,423
Trust Fibra Uno, 6.95%, 01/30/44		1,192	1,268,735

			4,332,783

Mongolia — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	193,438

MultiNational — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		35	38,849

Netherlands — 3.0%
ABN AMRO Bank NV, (5 year USD Swap + 2.20%), 4.40%, 03/27/28(i)		800	842,234
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(i)	EUR	400	500,407
Equate Petrochemical BV, 4.25%, 11/03/26(a)	USD	293	307,044
ING Groep NV, (5 year USD ICE Swap + 1.94%), 4.70%, 03/22/28(i)		800	847,993
NN Group NV, (3 mo. Euribor + 4.95%), 4.63%, 01/13/48(i)	EUR	500	685,518
OCI NV, 5.00%, 04/15/23		180	215,883
PPF Telecom Group BV, 3.25%, 09/29/27		100	116,670
United Group BV, 4.88%, 07/01/24		440	521,037
VEON Holdings BV, 4.00%, 04/09/25(a)	USD	200	207,000
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	114,900
Ziggo BV, 5.50%, 01/15/27(a)	USD	1,390	1,456,025

			5,814,711

Panama(a) — 0.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30		210	215,184
Avianca Holdings SA, 9.00%, 05/10/23(f)(h)		500	78,438

			293,622

Security		Par (000)	Value

Peru — 0.7%
Nexa Resources SA, 5.38%, 05/04/27(a)(k)	USD	1,350	$1,405,687

Portugal — 0.3%
EDP - Energias de Portugal SA, (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(i)	EUR	500	632,383

Saudi Arabia — 0.5%
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)	USD	215	235,895
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44		600	749,438

			985,333

Singapore — 0.5%
Puma International Financing SA, 5.13%, 10/06/24(a)		1,000	884,999

South Africa — 0.2%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		254	275,908

Spain — 1.1%
Amadeus IT Group SA, 1.88%, 09/24/28	EUR	200	228,887
Banco Santander SA, 2.13%, 02/08/28		500	614,771
Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	USD	200	184,500
ContourGlobal Power Holdings SA
3.38%, 08/01/23	EUR	100	116,607
4.13%, 08/01/25		200	236,202
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(i)(l)		100	109,934
Hipercor SA, 3.88%, 01/19/22		300	359,814
Iberdrola International BV, (5 year EUR Swap + 2.97%), 3.25%(i)(l)		200	250,023

			2,100,738

Sweden — 0.2%
Verisure Holding AB, 3.50%, 05/15/23		144	169,525
Verisure Midholding AB, 5.75%, 12/01/23		100	117,051

			286,576

Switzerland — 0.1%
ELM BV for Firmenich International SA, (5 year EUR Swap + 4.39%), 3.75%(i)(l)		130	159,125

Ukraine — 0.5%
MHP Lux SA, 6.25%, 09/19/29(a)	USD	1,000	950,000

United Kingdom — 2.2%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	240	292,150
Barclays Bank PLC, 6.63%, 03/30/22	EUR	300	383,226
Barclays PLC
4.84%, 05/09/28(k)	USD	500	537,689
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28(i)	EUR	400	465,284
(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(i)		100	117,328
Cabot Financial Luxembourg II SA, (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(b)		100	116,966
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	130,110
CPUK Finance Ltd., 4.25%, 08/28/22		51	65,428
eG Global Finance PLC
3.63%, 02/07/24	EUR	175	198,268
4.38%, 02/07/25		100	110,797
HSBC Holdings PLC, 5.25%, 03/14/44(k)	USD	700	885,968
Ladbrokes Group Finance PLC
5.13%, 09/16/22	GBP	7	8,798
5.13%, 09/08/23		200	265,167
Pinewood Finance Co. Ltd., 3.25%, 09/30/25		100	128,467
Premier Foods Finance PLC, 6.25%, 10/15/23		100	132,209

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	$101,570
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)		138	163,521
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31		133	154,961

			4,257,907

United States — 27.5%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)	USD	35	35,998
Albertsons Cos., Inc.
3.50%, 02/15/23(a)		19	19,318
5.75%, 03/15/25		25	25,789
7.50%, 03/15/26(a)		15	16,456
5.88%, 02/15/28(a)		19	20,283
4.88%, 02/15/30(a)		25	26,063
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)		33	33,765
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)
3.25%, 03/15/26		54	53,585
3.50%, 03/15/29		136	132,005
Ambac Assurance Corp., 5.10%(a)(l)		22	31,006
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(b)		466	465,647
AMC Networks, Inc.
5.00%, 04/01/24		25	25,563
4.75%, 08/01/25		20	20,674
American Airlines Group, Inc.(g)
3.93%, 12/15/24		152	132,949
4.87%, 04/22/25		188	158,787
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		17	17,276
American Energy- Permian Basin LLC, 12.00%, 10/01/24(a)(f)(h)		712	7,120
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		148	151,700
Aramark Services, Inc.
4.75%, 06/01/26		12	12,142
5.00%, 02/01/28(a)		28	28,210
Arconic, Inc., 6.75%, 01/15/28		1,540	1,697,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 02/15/25(a)(k)		276	286,571
2.13%, 08/15/26	EUR	100	113,715
4.75%, 07/15/27	GBP	140	181,050
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
9.88%, 04/01/27	USD	278	305,800
6.63%, 01/15/28		305	306,525
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	117,158
Ball Corp.
0.88%, 03/15/24		100	115,172
5.25%, 07/01/25	USD	25	28,298
4.88%, 03/15/26		19	21,185
Bausch Health Cos., Inc.
4.50%, 05/15/23	EUR	100	116,150
5.50%, 11/01/25(a)	USD	43	44,129
9.00%, 12/15/25(a)(k)		844	918,103
5.75%, 08/15/27(a)		12	12,735
Berry Global, Inc., 1.00%, 01/15/25	EUR	100	112,516
Boxer Parent Co., Inc., 6.50%, 10/02/25		100	120,894
Boyd Gaming Corp.
8.63%, 06/01/25(a)	USD	90	98,665

Security		Par (000)	Value

United States (continued)
Boyd Gaming Corp. (continued)
4.75%, 12/01/27	USD	265	$260,031
Bruin E&P Partners LLC, 8.88%, 08/01/23		57	71
Buckeye Partners LP
4.13%, 03/01/25(a)		124	117,800
3.95%, 12/01/26		15	13,977
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25		337	352,248
8.13%, 07/01/27		213	225,780
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		100	103,125
Callon Petroleum Co., 6.25%, 04/15/23(k)		210	67,200
Calpine Corp.(a)
4.50%, 02/15/28		817	836,722
5.13%, 03/15/28		512	529,920
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		664	695,540
Carlson Travel, Inc., 6.75%, 12/15/25(a)(k)		886	668,930
Cedar Fair LP, 5.25%, 07/15/29		12	11,520
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		157	161,710
5.38%, 04/15/27		12	11,940
Centene Corp.
5.38%, 06/01/26(a)		44	46,365
5.38%, 08/15/26(a)		18	19,065
4.25%, 12/15/27		62	64,879
4.63%, 12/15/29		86	92,765
Centennial Resource Production LLC, 5.38%, 01/15/26(a)(k)		1,000	400,000
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		12	12,594
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29(k)		800	958,867
Cheniere Energy Partners LP
5.63%, 10/01/26		27	28,080
4.50%, 10/01/29		230	235,927
5.25%, 10/01/25		37	37,851
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(a)(j)(m)		694	693,272
Chesapeake Energy Corp., 11.50%, 01/01/25(a)(f)(h)		823	111,105
Churchill Downs, Inc.(a)
5.50%, 04/01/27		15	15,657
4.75%, 01/15/28		12	12,060
Citgo Holding, Inc., 9.25%, 08/01/24(a)		224	213,360
Citigroup, Inc., 6.68%, 09/13/43(k)		500	767,564
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)		42	44,039
Clean Harbors, Inc., 4.88%, 07/15/27(a)		13	13,488
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		433	415,788
Colfax Corp., 6.00%, 02/15/24(a)		15	15,544
Commercial Metals Co., 5.38%, 07/15/27		95	100,196
Crown European Holdings SA
2.25%, 02/01/23	EUR	100	118,116
0.75%, 02/15/23		200	228,563
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	USD	29	27,332
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		12	12,600
DaVita, Inc., 4.63%, 06/01/30(a)		637	652,479

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
DCP Midstream Operating LP
5.38%, 07/15/25	USD	20	$20,622
5.13%, 05/15/29		15	14,775
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,113	787,447
Elanco Animal Health, Inc.
5.27%, 08/28/23		19	20,378
5.90%, 08/28/28		18	20,790
Endeavor Energy Resources LP/EER Finance, Inc.(a)
5.50%, 01/30/26		12	11,910
5.75%, 01/30/28		25	25,125
Expedia Group, Inc., 6.25%, 05/01/25(a)		299	329,770
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(k)		1,050	1,049,475
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		292	303,749
Forestar Group, Inc.(a)
8.00%, 04/15/24		488	516,060
5.00%, 03/01/28		230	232,300
Freeport-McMoRan, Inc.
5.00%, 09/01/27		15	15,668
5.25%, 09/01/29		15	16,125
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		191	198,837
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		149	147,137
Goldman Sachs Group, Inc., 5.15%, 05/22/45(k)		700	922,545
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	153,820
H&E Equipment Services, Inc., 5.63%, 09/01/25		23	23,978
Hanesbrands, Inc.(a)
4.63%, 05/15/24		22	22,875
4.88%, 05/15/26		22	23,485
HCA, Inc.
5.38%, 02/01/25		64	70,080
5.88%, 02/15/26(k)		1,577	1,766,240
5.38%, 09/01/26		25	27,625
5.63%, 09/01/28		37	42,326
5.88%, 02/01/29		25	29,125
3.50%, 09/01/30(k)		765	779,443
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		25	25,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		22	22,220
4.88%, 04/01/27		15	15,239
Howard Hughes Corp.(a)
5.38%, 03/15/25		25	25,403
5.38%, 08/01/28		116	115,941
Hyatt Hotels Corp., 5.38%, 04/23/25		160	172,249
iHeartCommunications, Inc.
6.38%, 05/01/26		20	20,560
5.25%, 08/15/27(a)		19	18,525
4.75%, 01/15/28(a)		12	11,309
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	117,916
IRB Holding Corp., 7.00%, 06/15/25(a)	USD	108	115,155
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(a)		58	60,537
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		22	23,870
KB Home, 7.63%, 05/15/23		189	207,427
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23(a)		63	63,866
Lamar Media Corp.
5.75%, 02/01/26		16	16,520
3.75%, 02/15/28(a)		15	14,925

Security	Par (000)		Value

United States (continued)
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24	USD	21	$21,893
4.88%, 11/01/26		21	21,893
Lennar Corp.
4.75%, 05/30/25		12	13,097
4.75%, 11/29/27		22	25,119
Level 3 Financing, Inc.
5.25%, 03/15/26		19	19,683
4.63%, 09/15/27(a)		25	25,688
4.25%, 07/01/28(a)		399	405,113
3.63%, 01/15/29(a)		325	320,937
M/I Homes, Inc., 4.95%, 02/01/28(k)		314	323,420
Marriott International, Inc.
4.63%, 06/15/30		75	80,321
3.50%, 10/15/32		357	354,275
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		19	19,508
Masonite International Corp., 5.38%, 02/01/28(a)		12	12,797
Matador Resources Co., 5.88%, 09/15/26		26	21,735
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24	EUR	110	125,408
5.50%, 04/15/24(a)	USD	150	150,531
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		26	27,567
4.63%, 06/15/25(a)		88	89,760
4.50%, 09/01/26(k)		1,612	1,635,398
5.75%, 02/01/27		18	19,395
MGM Resorts International
5.75%, 06/15/25		17	17,830
4.63%, 09/01/26		10	9,950
5.50%, 04/15/27		17	17,765
Molina Healthcare, Inc., 5.38%, 11/15/22		17	17,765
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		12	12,360
5.00%, 10/15/27		35	36,494
4.63%, 08/01/29		22	22,890
3.33%, 03/24/25	EUR	100	122,466
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)	USD	15	15,290
Netflix, Inc.
5.88%, 02/15/25		20	22,550
4.38%, 11/15/26		25	27,219
4.88%, 04/15/28		39	43,582
5.88%, 11/15/28		47	56,081
6.38%, 05/15/29		20	24,600
5.38%, 11/15/29(a)		22	25,930
4.88%, 06/15/30(a)		25	28,500
Newell Brands, Inc., 4.70%, 04/01/26		49	52,185
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)		421	442,210
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(k)		925	1,177,436
NRG Energy, Inc.
7.25%, 05/15/26		25	26,607
6.63%, 01/15/27		30	31,725
5.75%, 01/15/28		20	21,575
5.25%, 06/15/29(a)		18	19,575
OI European Group BV, 2.88%, 02/15/25	EUR	100	115,226
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
5.00%, 08/15/27	USD	16	15,600
4.63%, 03/15/30		12	11,520

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(a)(k)	USD	1,495	$1,640,762
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		281	288,031
PDC Energy, Inc., 5.75%, 05/15/26		15	13,928
PG&E Corp., 5.00%, 07/01/28		269	260,930
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		21	21,683
Pioneer Energy Services Corp.(a)(g)(j)
(11.00% PIK), 11.00%, 05/15/25		655	524,022
(5.00% PIK), 5.00%, 11/15/25(m)		442	238,877
PulteGroup, Inc.
5.50%, 03/01/26		319	363,660
5.00%, 01/15/27		15	16,969
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(a)
3.63%, 03/01/29		106	105,072
3.88%, 03/01/31		85	83,937
Quicken Loans, Inc.(a)(k)
5.75%, 05/01/25		1,638	1,686,321
5.25%, 01/15/28		25	26,342
Refinitiv US Holdings, Inc., 4.50%, 05/15/26	EUR	200	245,075
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	USD	17	15,673
Rock International Investment Co., 6.63%, 03/27/20(f)(h)		350	105,000
Scientific Games International, Inc., 7.00%, 05/15/28(a)		280	280,685
SeaWorld Parks & Entertainment, Inc.(a)
8.75%, 05/01/25		478	505,485
9.50%, 08/01/25		217	225,454
Select Medical Corp., 6.25%, 08/15/26(a)		515	535,600
Service Properties Trust
4.50%, 06/15/23		359	352,064
7.50%, 09/15/25		41	43,571
SES SA, (5 year EUR Swap + 5.40%), 5.63%(i)(l)	EUR	700	866,855
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24	USD	572	591,662
5.00%, 08/01/27		37	38,572
5.50%, 07/01/29		31	33,247
SM Energy Co., 10.00%, 01/15/25(a)		244	231,800
Sprint Corp., 7.88%, 09/15/23(k)		787	904,066
Standard Industries, Inc.(a)
5.00%, 02/15/27		12	12,480
4.75%, 01/15/28(k)		25	25,938
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		25	25,125
5.50%, 02/15/26		20	19,975
6.00%, 04/15/27		15	15,413
Talen Energy Supply LLC(a)(k)
7.25%, 05/15/27		730	727,533
6.63%, 01/15/28		386	373,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		12	11,970
5.88%, 04/15/26		25	25,668
5.38%, 02/01/27		12	12,067
6.50%, 07/15/27		19	19,808
5.00%, 01/15/28		19	18,525
6.88%, 01/15/29		19	20,324
5.50%, 03/01/30(a)		25	25,026

Security	Par (000)		Value

United States (continued)
Taylor Morrison Communities, Inc.(a)(k)
5.88%, 06/15/27	USD	378	$415,800
5.75%, 01/15/28		1,287	1,399,612
TEGNA, Inc.(a)
4.63%, 03/15/28		210	205,338
5.00%, 09/15/29		27	26,663
Teleflex, Inc., 4.63%, 11/15/27		12	12,630
Tempur Sealy International, Inc., 5.50%, 06/15/26		15	15,569
Tenet Healthcare Corp.
4.63%, 09/01/24(a)		543	547,409
5.13%, 05/01/25		35	35,325
4.88%, 01/01/26(a)		924	940,780
6.25%, 02/01/27(a)		37	38,192
5.13%, 11/01/27(a)		37	38,006
4.63%, 06/15/28(a)		34	34,490
Terex Corp., 5.63%, 02/01/25(a)		15	15,038
TransDigm, Inc.(k)
6.50%, 05/15/25		1,540	1,535,187
6.25%, 03/15/26(a)		611	638,064
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(k)		1,074	988,111
TRI Pointe Group, Inc.
5.25%, 06/01/27(k)		295	314,912
5.70%, 06/15/28		27	29,565
Under Armour, Inc., 3.25%, 06/15/26		15	14,138
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 05/01/28		161	117,791
United Rentals North America, Inc.
4.63%, 10/15/25		19	19,428
5.88%, 09/15/26		25	26,344
5.50%, 05/15/27		25	26,531
3.88%, 11/15/27		19	19,570
4.88%, 01/15/28(k)		1,541	1,618,050
5.25%, 01/15/30		19	20,734
Universal Health Services, Inc., 2.65%, 10/15/30(a)		96	95,545
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25		19	18,810
4.25%, 12/01/26		31	31,144
3.75%, 02/15/27		19	18,682
4.63%, 12/01/29		277	281,847
4.13%, 08/15/30		25	24,594
Vistra Operations Co. LLC(a)
5.50%, 09/01/26		25	26,094
5.63%, 02/15/27		32	33,766
5.00%, 07/31/27		482	505,136
William Carter Co., 5.63%, 03/15/27(a)		12	12,525
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(k)		853	914,371
WPX Energy, Inc., 5.88%, 06/15/28		24	25,080
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		132	138,285
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		12	12,210
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
5.50%, 03/01/25		44	41,525
5.25%, 05/15/27		22	20,460
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		299	284,797
XPO Logistics, Inc., 6.75%, 08/15/24(a)		25	26,480

			53,336,273

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Vietnam — 0.1%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29	USD	250	$253,828

Total Corporate Bonds — 59.5% (Cost: $117,467,048)			115,258,463

Floating Rate Loan Interests(b)

Canada — 0.7%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,523	1,316,735

Luxembourg — 0.3%
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		430	432,886
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		203	206,165

			639,051

Netherlands — 0.3%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		588	586,364

United Kingdom — 0.2%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		499	482,796

United States — 10.1%
18 Fremont Street Acquisition LLC, Term Loan B, (3 mo. LIBOR + 8.00%), 9.50%, 08/09/25		1,130	1,016,918
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 02/16/23		1,272	1,259,608
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 07/31/26		33	32,576
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(g)		239	212,427
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.25%, 02/05/24		1,120	1,030,190
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 4.90%, 11/03/25		397	276,561
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 11/01/26		777	761,553
Caesars Resort Collection LLC, 2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		236	228,068
California Resources Corp.
2017 1st Lien Term Loan, 0.00%, 12/31/22(f)(h)		893	321,230
2020 Junior DIP Term Loan, (1 mo. LIBOR + 9.00%), 10.00%, 01/15/21(g)		534	529,083
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 06/24/24(f)(g)(h)		550	374,000
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		396	370,755
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		247	238,788
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 08/24/26		863	666,167
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 08/13/25		555	546,092
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		1,540	1,515,261

Security	Par (000)		Value

United States (continued)
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 2.22%, 12/30/26	USD	238	$233,681
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		306	272,350
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		488	477,533
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/24		871	844,971
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(g)		45	43,004
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.66%, 02/06/27		34	32,987
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		233	228,357
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.65%, 05/29/26		403	390,862
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		79	78,210
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		767	766,973
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.24%, 08/07/23(g)		305	259,455
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		1,441	1,411,500
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/28/25		841	728,421
Roundpoint Mortgage Servicing Corp., Revolver, (1 mo. LIBOR + 3.37%), 3.53%, 08/27/21(g)		625	625,914
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		1,541	1,445,919
Select Medical Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 2.78%, 03/06/25		141	136,745
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		157	152,366
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.14%, 11/21/24		841	831,140
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25		752	709,198
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 02/24/25		471	461,057

			19,509,920

Total Floating Rate Loan Interests — 11.6% (Cost: $24,521,672)			22,534,866

Foreign Agency Obligations

Bahrain — 0.3%
Bahrain Government International Bond, 6.75%, 09/20/29		200	214,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		410	456,125

			670,125

Colombia — 1.0%
Colombia Government International Bond
8.13%, 05/21/24		317	383,412
4.50%, 01/28/26(k)		340	375,806
3.88%, 04/25/27(k)		670	723,600

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Colombia (continued)
Colombia Government International Bond (continued)
3.00%, 01/30/30(k)	USD	225	$229,359
4.13%, 05/15/51		200	208,500

			1,920,677

Dominican Republic — 0.6%
Dominican Republic International Bond
5.50%, 01/27/25		461	489,812
5.95%, 01/25/27		322	345,446
4.88%, 09/23/32(a)		215	212,850
6.40%, 06/05/49		168	168,473

			1,216,581

Egypt — 1.0%
Egypt Government International Bond
5.75%, 05/29/24(a)		305	311,863
5.88%, 06/11/25		700	717,937
6.38%, 04/11/31(a)	EUR	737	803,879

			1,833,679

Indonesia — 0.1%
Indonesia Government International Bond, 4.10%, 04/24/28	USD	200	227,250

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	148,500

Panama — 0.3%
Panama Government International Bond
3.16%, 01/23/30		275	298,719
4.50%, 04/16/50		251	313,436

			612,155

Paraguay — 0.2%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		250	302,656

Peru — 0.2%
Peruvian Government International Bond, 5.63%, 11/18/50		196	312,681

Qatar — 1.1%
Qatar Government International Bond
4.50%, 04/23/28		643	767,581
4.00%, 03/14/29(a)(k)		862	1,007,463
4.40%, 04/16/50		247	318,321

			2,093,365

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(a)		334	342,768

Russia — 0.4%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		400	458,000
4.25%, 06/23/27		200	225,000

			683,000

Saudi Arabia — 0.4%
Saudi Government International Bond, 4.50%, 04/17/30(k)		714	854,122

Security	Par (000)		Value

Sri Lanka — 0.1%
Sri Lanka Government International Bond
7.85%, 03/14/29	USD	200	$137,813
7.55%, 03/28/30		200	135,000

			272,813

Ukraine — 0.5%
Ukraine Government International Bond
7.75%, 09/01/22		100	102,800
7.75%, 09/01/23		230	233,680
8.99%, 02/01/24		224	233,744
7.75%, 09/01/25		100	100,000
7.25%, 03/15/33(a)		400	367,000

			1,037,224

Total Foreign Agency Obligations — 6.5% (Cost: $12,068,608)			12,527,596

Non-Agency Mortgage-Backed Securities

United States — 15.4%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 0.40%, 06/25/37(b)		693	528,615
ARI Investments LLC, 4.59%, 01/06/25(c)(g)		753	730,618
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.65%, 12/25/37(a)(b)		2,000	1,892,267
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.60%, 03/15/37(a)(b)		500	468,791
BBCMS Trust, Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 1.88%, 12/15/31(a)(b)		412	403,301
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.40%, 12/26/37(a)(c)		998	878,788
Benchmark Mortgage Trust, Series 2018-B7, Class C, 5.02%, 05/15/53(c)		1,000	1,036,167
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.15%, 11/15/35		700	682,592
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.15%, 12/15/36		388	381,346
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		652	598,978
BXP Trust(a)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		180	179,179
Series 2017-CC, Class E, 3.55%, 08/13/37		350	325,332
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.30%, 12/15/37(a)(b)		633	625,119
CFCRE Commercial Mortgage Trust(c)
Series 2011-C1, Class C, 6.29%, 04/15/44(a)		1,000	1,015,464
Series 2016-C3, Class C, 4.91%, 01/10/48		1,000	958,528
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		1,000	955,616
Citigroup Commercial Mortgage Trust(c)
Series 2015-GC27, Class C, 4.57%, 02/10/48		756	769,354
Series 2016-C1, Class C, 5.12%, 05/10/49		534	560,317
Series 2016-C1, Class D, 5.12%, 05/10/49(a)		1,000	849,935
Series 2016-P3, Class D, 2.80%, 04/15/49(a)		500	307,130
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		499	380,076
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,000	588,170

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
DBUBS Mortgage Trust(a)(c)
Series 2011-LC1A, Class E, 5.79%, 11/10/46	USD	1,000	$999,449
Series 2017-BRBK, Class F, 3.53%, 10/10/34		390	387,130
GS Mortgage Securities Corp. Trust(a)(b)
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.30%), 1.55%, 07/15/32		120	119,112
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.50%), 1.75%, 07/15/32		240	237,582
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 2.15%, 07/15/32		10	9,875
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.85%, 07/15/32		70	69,005
GS Mortgage Securities Trust(a)
Series 2017-GS7, Class D, 3.00%, 08/10/50		375	302,222
Series 2017-GS7, Class E, 3.00%, 08/10/50		300	219,963
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		59	55,904
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		1,619	1,270,367
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.78%, 03/15/50(a)(c)(g)		1,240	896,272
LSTAR Commercial Mortgage Trust(a)(c)
Series 2017-5, Class C, 4.87%, 03/10/50		1,000	952,662
Series 2017-5, Class X, 1.15%, 03/10/50		11,349	374,639
MAD Mortgage Trust(a)(c)
Series 2017-330M, Class D, 3.98%, 08/15/34		130	132,062
Series 2017-330M, Class E, 4.03%, 08/15/34		180	178,945
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(a)		892	861,280
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.29%, 07/15/50(a)(c)		310	273,509
Series 2015-C25, Class D, 3.07%, 10/15/48		39	33,958
Morgan Stanley Capital I Trust
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		1,010	735,898
Series 2017-H1, Class XD, 2.36%, 06/15/50(a)(c)		8,625	1,019,906
Series 2018-H4, Class C, 5.24%, 12/15/51(c)		711	738,584
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		250	197,524
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.80%), 2.95%, 07/15/35(a)(b)		220	204,094
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(b)		500	456,410
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.19%, 04/10/37(a)(c)		170	146,150
Olympic Tower Mortgage Trust(a)(c)
Series 2017-OT, Class D, 3.95%, 05/10/39		140	132,945
Series 2017-OT, Class E, 3.95%, 05/10/39		190	163,549
Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		380	361,519
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 0.33%, 06/25/46(b)		2,806	959,100
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(c)		769	638,191

Security	Par (000)		Value

United States (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class C, 4.64%, 12/15/49(c)	USD	701	$729,138
Series 2016-NXS5, Class D, 5.14%, 01/15/59(c)		500	434,263
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 2.31%, 12/15/36(a)(b)		86	84,407
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.02%, 03/25/38(c)		484	422,975

Total Non-Agency Mortgage-Backed Securities — 15.4% (Cost: $31,197,035)			29,914,272

Preferred Securities

Capital Trusts — 4.3%

Belgium — 0.1%
Solvay Finance SA, 5.43%(i)(l)	EUR	140	178,222

China(i)(l) — 0.2%
Agile Group Holdings Ltd., 6.88%	USD	200	198,000
King Talent Management Ltd., 5.60%		200	174,312

			372,312

Denmark — 0.4%
Orsted A/S, 2.25%, 11/24/17(i)	EUR	600	724,314

France — 1.8%
AXA SA, 3.25%, 05/28/49(i)		700	918,462
Electricite de France SA, 5.38%(i)(l)		100	128,580
Engie SA, 3.25%(i)(l)		700	878,165
Societe Generale SA, 5.63%, 11/24/45	USD	700	872,113
TOTAL SA, 3.37%(i)(l)	EUR	600	766,807

			3,564,127

Germany(i)(l) — 0.5%
Volkswagen International Finance NV
3.88%		500	591,237
4.63%		300	373,894

			965,131

Hong Kong — 0.1%
FWD Ltd., 5.50%(i)(l)	USD	200	186,056

Netherlands — 0.0%
Koninklijke KPN NV, 2.00%(i)(l)	EUR	100	114,899

South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%(i)(l)	USD	200	191,500

Spain(i)(l) — 0.6%
Bankia SA, 6.00%	EUR	200	236,249
Naturgy Finance BV, 4.13%		100	121,349
Repsol International Finance BV, 3.75%		100	117,835
Telefonica Europe BV
4.38%		100	123,454
3.88%		500	598,421

			1,197,308

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Switzerland — 0.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(i)(k)	USD	500	$555,494

United Kingdom(i) — 0.1%
BP Capital Markets PLC, 3.25%(l)	EUR	100	120,395
Vodafone Group PLC, 3.10%, 01/03/79		100	119,150

			239,545

United States — 0.1%
Belden, Inc., 4.13%, 10/15/26		100	119,004

Total Preferred Securities — 4.3% (Cost: $7,798,636)			8,407,912

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Connecticut Avenue Securities, Series 2017- C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.15%, 10/25/29	USD	98	97,025
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.30%, 10/25/29		1,000	1,016,262

			1,113,287

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(c)		500	525,670

Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $1,572,935)			1,638,957

	Shares

Warrants

United States — 0.0%
SM Energy Co. (Expires 06/30/23)(f)		571	902

Total Warrants — 0.0% (Cost: $2,445)			902

Total Long-Term Investments — 114.7% (Cost: $228,048,191)			222,277,636

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(n)(o)	2,963,688	$2,963,688

Total Short-Term Securities — 1.5% (Cost: $2,963,688)		2,963,688

Options Purchased — 0.0% (Cost: $19,070)		3,639

Total Investments — 116.2% (Cost: $231,030,949)		225,244,963

Liabilities in Excess of Other Assets — (16.2)%		(31,360,139)

Net Assets — 100.0%		$193,884,824

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)	Non-income producing security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)	Perpetual security with no stated maturity date.
(m)	Convertible security.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$182,194	$2,781,494	(a)	$—	$—	$—	$2,963,688	2,963,688	$14,501	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.25	%(b)	03/02/20	Open		$139,125	$139,443	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/02/20	Open		805,000	811,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.30	(b)	03/02/20	Open		689,947	695,810	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.50	(b)	03/02/20	Open		757,054	760,125	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	03/03/20	Open		1,068,817	1,077,450	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	03/03/20	Open		986,281	993,772	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.10	(b)	03/13/20	Open		834,260	839,507	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.90	(b)	04/15/20	Open		654,058	656,805	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		642,500	645,498	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	04/15/20	Open		551,250	553,823	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/15/20	Open		610,160	613,719	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC.	0.30	(b)	04/22/20	Open		296,225	297,692	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	06/11/20	Open		227,700	228,395	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/20	Open		352,963	353,831	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		487,500	488,225	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	07/29/20	Open		577,500	578,511	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	08/21/20	Open		536,030	536,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		665,813	666,077	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		1,060,897	1,061,298	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		847,009	847,329	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		1,282,500	1,282,984	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.45	(b)	09/10/20	Open		842,000	842,211	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.45	(b)	09/10/20	Open		876,750	876,969	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.45	(b)	09/10/20	Open		878,500	878,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		1,407,175	1,407,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		447,500	447,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		1,434,125	1,434,802	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		1,317,469	1,318,091	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		1,340,000	1,340,633	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/10/20	Open		1,253,175	1,253,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/14/20	Open		739,883	740,063	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		569,400	569,514	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		698,394	698,533	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		624,488	624,521	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/25/20	Open		710,680	710,730	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		211,781	211,787	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		699,125	699,142	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		138,375	138,380	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		481,280	481,297	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,423,125	1,423,176	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,071,107	1,071,146	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		825,010	825,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		1,237,112	1,237,159	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		918,750	918,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/29/20	Open		602,040	602,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/29/20	Open		1,167,600	1,167,628	Corporate Bonds	Open/Demand
RBC Capital Markets LLC.	0.85	(b)	09/29/20	Open		303,975	303,982	Corporate Bonds	Open/Demand

						$36,291,408	$36,352,309

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Note	5	12/21/20	$800	$(1,241)
U.S. Long Treasury Bond	8	12/21/20	1,410	(2,824)
U.S. Ultra Treasury Bond	37	12/21/20	8,207	755
2-Year U.S. Treasury Note	14	12/31/20	3,093	1,705

				(1,605)

Short Contracts
10-Year U.S. Treasury Note	11	12/21/20	1,535	(4,361)
5-Year U.S. Treasury Note	132	12/31/20	16,636	(21,232)

				(25,593)

				$(27,198)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	10,593,000	USD	12,404,403	UBS AG	10/05/20	$16,129
GBP	1,440,000	USD	1,850,256	HSBC Bank PLC	10/05/20	7,872
USD	293,717	EUR	245,415	JPMorgan Chase Bank N.A.	10/05/20	5,962
USD	113,866	EUR	96,000	State Street Bank and Trust Co.	10/05/20	1,303
USD	24,645,624	EUR	20,611,000	UBS AG	10/05/20	478,760
USD	1,611,876	GBP	1,211,000	Citibank N.A.	10/05/20	49,242
USD	322,905	GBP	241,108	JPMorgan Chase Bank N.A.	10/05/20	11,788
USD	12,443,862	EUR	10,593,000	BNP Paribas S.A.	11/04/20	15,641
HKD	750,000	USD	96,729	Morgan Stanley & Co. International PLC	12/16/20	19
USD	876,911	EUR	737,000	UBS AG	12/16/20	11,359

						598,075

EUR	10,593,000	USD	12,436,135	BNP Paribas S.A.	10/05/20	(15,602)
USD	173,350	EUR	148,000	Deutsche Bank AG	10/05/20	(183)
USD	100,254	EUR	86,000	State Street Bank and Trust Co.	10/05/20	(583)
EUR	141,749	USD	166,336	Morgan Stanley & Co. International PLC	11/04/20	(29)
USD	12,412,083	EUR	10,593,000	UBS AG	11/04/20	(16,137)
USD	1,850,548	GBP	1,440,000	HSBC Bank PLC	11/04/20	(7,873)
USD	524,112	HKD	4,064,144	Bank of America N.A.	12/16/20	(154)

						(40,561)

						$557,514

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Bank of America N.A.	11/03/20	CAD	1.36	USD	1,300	$2,453
USD Currency	JPMorgan Chase Bank N.A.	11/03/20	CNH	7.05	USD	970	1,186

							$3,639

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000	)(b)	Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )

Rolls-Royce PLC	1.00%	Quarterly	Citibank N.A.	06/20/25	BB-		EUR	16		$(2,999)	$(2,674)	$(325)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-		EUR	34		(6,577)	(5,883)	(694)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	5,000		(1,313,649)	(524,394)	(789,255)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	3,000		(788,190)	(310,794)	(477,396)

										$(2,111,415)	$(843,745)	$(1,267,670)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$31,504,902	$—	$31,504,902
Common Stocks
United States	251,454	176,956	61,356	489,766
Corporate Bonds
Argentina	—	1,024,628	—	1,024,628
Australia	—	288,480	—	288,480
Brazil	—	6,622,608	—	6,622,608
Canada	—	1,777,839	796,020	2,573,859
Chile	—	444,970	—	444,970
China	479,713	8,666,973	—	9,146,686
Colombia	—	504,293	—	504,293
Dominican Republic	—	825,918	—	825,918
France	—	4,489,188	—	4,489,188
Germany	—	3,641,940	—	3,641,940
Guatemala	—	1,171,059	—	1,171,059
Hong Kong	—	246,875	—	246,875

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)

India	$—	$1,598,875	$—	$1,598,875
Indonesia	—	764,729	—	764,729
Ireland	—	198,833	—	198,833
Israel	—	221,450	—	221,450
Italy	116,282	3,362,605	—	3,478,887
Japan	—	367,094	—	367,094
Jersey	—	282,795	—	282,795
Lithuania	—	306,735	—	306,735
Luxembourg	—	450,801	—	450,801
Macau	—	197,100	—	197,100
Mauritius	—	208,500	—	208,500
Mexico	—	4,332,783	—	4,332,783
Mongolia	—	193,438	—	193,438
MultiNational	—	38,849	—	38,849
Netherlands	—	5,814,711	—	5,814,711
Panama	—	293,622	—	293,622
Peru	—	1,405,687	—	1,405,687
Portugal	—	632,383	—	632,383
Saudi Arabia	—	985,333	—	985,333
Singapore	—	884,999	—	884,999
South Africa	—	275,908	—	275,908
Spain	—	2,100,738	—	2,100,738
Sweden	—	286,576	—	286,576
Switzerland	—	159,125	—	159,125
Ukraine	—	950,000	—	950,000
United Kingdom	—	4,257,907	—	4,257,907
United States	—	52,281,638	1,054,635	53,336,273
Vietnam	—	253,828	—	253,828
Floating Rate Loan Interests	—	20,490,983	2,043,883	22,534,866
Foreign Agency Obligations	—	12,527,596	—	12,527,596
Non-Agency Mortgage-Backed Securities	—	28,287,382	1,626,890	29,914,272
Preferred Securities
Capital Trusts	—	8,407,912	—	8,407,912
U.S. Government Sponsored Agency Securities	—	1,638,957	—	1,638,957
Warrants	—	902	—	902
Short-Term Securities
Money Market Funds	2,963,688	—	—	2,963,688
Options Purchased
Foreign Currency Exchange Contracts	—	3,639	—	3,639
Unfunded Floating Rate Loan Interests(a)	—	3,213	—	3,213

	$3,811,137	$215,854,255	$5,582,784	$225,248,176

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$598,075	$—	$598,075
Interest Rate Contracts	2,460	—	—	2,460
Liabilities
Credit Contracts	—	(1,267,670)	—	(1,267,670)
Foreign Currency Exchange Contracts	—	(40,561)	—	(40,561)
Interest Rate Contracts	(29,658)	—	—	(29,658)

	$(27,198)	$(710,156)	$—	$(737,354)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $36,352,309 are categorized as Level 2 within the disclosure hierarchy.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock 2022 Global Income Opportunity Trust (BGIO)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2019	$69,920	$399,054	$6,552,615	$797,483	$86,562	$7,905,634
Transfers into Level 3(a)	—	1,350,000	610,767	1,281,744	—	3,242,511
Transfers out of Level 3(b)	—	—	(765,083)	—	—	(765,083)
Accrued discounts/premiums	—	21,737	15,806	1,095	—	38,638
Net realized gain (loss)	—	(441,710)	(63,196)	—	—	(504,906)
Net change in unrealized appreciation (depreciation)(c)	53,756	(202,233)	(237,273)	(409,163)	(30,758)	(825,671)
Purchases	21,061	773,502	529,120	—	—	1,323,683
Sales	(83,381)	(49,695)	(4,598,873)	(44,269)	(55,804)	(4,832,022)

Closing balance, as of September 30, 2020	$61,356	$1,850,655	$2,043,883	$1,626,890	$—	$5,582,784

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020	$40,295	$(202,233)	$(258,812)	$(409,163)	$—	$(829,913)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AMBAC	AMBAC Assurance Corp.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SAB	Special Assessment Bonds

16